Business Acquisition and Contingent Consideration (Details Narrative) - USD ($)	Jul. 24, 2012	Mar. 31, 2019	Mar. 31, 2018
Payable to Boston Scientific Corporation		$ 2,179,061	$ 1,902,387
Boston Scientific Corporation [Member]
Payable to Boston Scientific Corporation		2,179,061
Payable to Past due amount		$ 2,117,097
Prolieve Thermodilatation System [Member]
Contingent consideration payable	$ 2,500,000
Debt interest percentage	24.00%
Contingent consideration payable, percentage of sales	10.00%